Derivative financial instruments - Narrative (Details)	Dec. 31, 2024 hedge	Dec. 31, 2024	Dec. 31, 2024 japaneseYenPerPound	Dec. 31, 2024 $ / lb	Dec. 31, 2024 $ / lb	Dec. 31, 2024 SFr / lb	Dec. 31, 2023 hedge	Dec. 31, 2023	Dec. 31, 2023 japaneseYenPerPound	Dec. 31, 2023 $ / lb	Dec. 31, 2023 SFr / lb
Derivatives designated as fair value hedges | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	2,212						1,996
Average foreign exchange rate of hedging instrument		3.29%						1.64%
Derivatives designated as fair value hedges | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	196						136
Average foreign exchange rate of hedging instrument		0.59%						0.85%
Cash flow hedges | Foreign exchange risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate of hedging instrument			142.93	1.26	1.94	1.12			147.94	1.25	0
Cash flow hedges | Foreign exchange risk | JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	45						50
Cash flow hedges | Foreign exchange risk | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	11						8
Cash flow hedges | Foreign exchange risk | AUD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	11						0
Cash flow hedges | Foreign exchange risk | CHF
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	2						0